Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other current assets [abstract]
VAT Receivable	$ 462	$ 509
Withholding tax recoverable	64	50
Prepaid expenses - third party	764	911
Contingent consideration receivable	65	43
Other receivables and current assets	1,252	958
Total other current assets	$ 2,607	$ 2,471